Summary of Significant Accounting Policies (Details Narrative) (Altruis Benefit Consultants, Inc.) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Marketing and advertising expenses	$ 33,497	$ 30,832	$ 101,259	$ 77,249
Altruis Benefit Consultants Inc [Member]
Fair value of other investments					$ 0	$ 305,154
Marketing and advertising expenses					$ 17,270	$ 2,338